SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary financial statement information [Abstract]
Interest income and exchange differences	$ 719	$ 824	$ 469
Gain on foreign currency hedging		345	11
Financial income	$ 719	$ 1,169	$ 480